Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate									$ 488	$ 436	$ 125
Income Tax Reconciliation, State and Local Income Taxes									38	48	16
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance									(26)	(64)	(154)
Income Tax Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary									14	31	26
Income Tax Reconciliation, Foreign Capital Loss									(12)	(10)	(45)
Effective Income Tax Rate Reconciliation, Change in Unrecognized Tax Benefits									(5)	(63)	(10)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									0	(39)	(44)
Income Tax Reconciliation, Other Adjustments									(1)	(18)	27
Income tax expense (benefit) from continuing operations	$ 155	$ 144	$ 94	$ 103	$ 36	$ 127	$ 64	$ 94	$ 496	$ 321	$ (59)